SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated May 24, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to Wellington Management Company, LLP is hereby deleted.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-657 (5/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated May 24, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to Wellington Management Company, LLP is hereby deleted.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-658 (5/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated May 24, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to Wellington Management Company, LLP is hereby deleted.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-659 (5/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated May 24, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the all references to Wellington Management Company, LLP's management of the International Equity Fund are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the International Equity Fund are hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-660 (5/10)